UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03128
Morgan Stanley Dividend Growth Securities Inc.
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2009
Date of reporting period: November 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Dividend Growth Securities Inc.
Portfolio of Investments November 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.9%)
	Aerospace & Defense (3.6%)
235,830	Boeing Co.	$10,053,433
152,050	L-3 Communications Holdings, Inc.	10,213,198
306,864	Northrop Grumman Corp.	12,566,081
356,600	Raytheon Co.	17,402,080

		50,234,792

	Agricultural Commodities/Milling (0.8%)
264,930	Bunge Ltd.	11,248,928

	Apparel/Footwear (2.1%)
299,510	Nike, Inc. (Class B)	15,948,908
242,492	V.F. Corp.	12,679,907

		28,628,815

	Apparel/Footwear Retail (1.1%)
1,211,990	Gap, Inc. (The)	15,780,110

	Auto Parts: O.E.M. (0.8%)
237,610	Eaton Corp.	11,010,847

	Biotechnology (1.3%)
327,800	Amgen Inc. (a)	18,206,012

	Chemicals: Agricultural (1.4%)
244,900	Monsanto Co.	19,396,080

	Computer Processing Hardware (1.9%)
737,460	Hewlett-Packard Co.	26,017,589

	Contract Drilling (1.8%)
362,620	Transocean Inc. (Cayman Islands)	24,252,026

	Drugstore Chains (1.9%)
925,611	CVS/Caremark Corp.	26,777,926

	Electric Utilities (4.0%)
512,268	Exelon Corp.	28,794,584
224,640	FirstEnergy Corp.	13,159,411
441,610	Public Service Enterprise Group Inc.	13,645,749

		55,599,744

	Engineering & Construction (3.0%)
456,210	Fluor Corp.	20,775,803
455,520	Jacobs Engineering Group, Inc. (a)	20,393,630

		41,169,433

	Financial Conglomerates (3.6%)
1,322,705	Citigroup, Inc.	10,965,224
1,247,100	JPMorgan Chase & Co.	39,483,186

		50,448,410

	Hotels/Resorts/Cruiselines (0.6%)
906,040	Royal Caribbean Cruises Ltd. (Liberia)	8,534,897

	Household/Personal Care (3.3%)
720,732	Procter & Gamble Co. (The)	46,379,104

	Industrial Conglomerates (7.1%)
2,799,633	General Electric Co.	48,069,699
1,023,544	United Technologies Corp.	49,672,590

		97,742,289

	Information Technology Services (2.2%)
366,380	International Business Machines Corp.	29,896,608

	Integrated Oil (6.4%)
387,260	BP PLC (ADR) (United Kingdom)	18,855,689

NUMBER OF
SHARES		VALUE
672,953	Exxon Mobil Corp.	53,937,183
609,350	Marathon Oil Corp.	15,952,783

		88,745,655

	Internet Retail (1.5%)
981,360	Gamestop Corp (Class A) (a)	21,442,716

	Internet Software/Services (1.1%)
54,324	Google Inc. (Class A) (a)	15,914,759

	Investment Banks/Brokers (0.8%)
135,974	Goldman Sachs Group, Inc. (The)	10,740,586

	Life/Health Insurance (3.1%)
520,160	AFLAC, Inc.	24,083,408
251,260	Lincoln National Corp.	3,449,800
523,908	MetLife, Inc.	15,067,594

		42,600,802

	Major Banks (2.9%)
806,000	Bank of America Corp.	13,097,500
915,138	Bank of New York Mellon Corp.	27,646,319

		40,743,819

	Major Telecommunications (2.2%)
1,070,347	AT&T Inc.	30,569,110

	Managed Health Care (1.3%)
489,390	WellPoint Inc. (a)	17,422,284

	Media Conglomerates (1.8%)
1,098,050	Disney (Walt) Co. (The)	24,728,086

	Medical Specialties (1.2%)
431,750	Covidien Ltd.	15,909,987

	Office Equipment/Supplies (1.4%)
809,800	Pitney Bowes, Inc.	20,010,158

	Oil & Gas Production (2.7%)
265,300	Occidental Petroleum Corp.	14,363,342
590,666	XTO Energy, Inc.	22,587,068

		36,950,410

	Oil Refining/Marketing (1.7%)
1,312,580	Valero Energy Corp.	24,085,843

	Oilfield Services/Equipment (1.0%)
806,940	Halliburton Co.	14,202,144

	Packaged Software (4.7%)
2,108,482	Microsoft Corp.	42,633,506
1,365,630	Oracle Corp. (a)	21,972,987

		64,606,493

	Pharmaceuticals: Generic Drugs (1.3%)
737,800	Watson Pharmaceuticals, Inc. (a)	17,522,750

	Pharmaceuticals: Major (8.0%)
413,049	Johnson & Johnson	24,196,410
2,638,853	Pfizer, Inc.	43,356,355
1,207,989	Wyeth	43,499,684

		111,052,449

	Property — Casualty Insurers (3.4%)
555,950	ACE Ltd. (Switzerland)	29,048,387
723,790	Allstate Corp. (The)	18,413,218

		47,461,605

	Pulp & Paper (0.8%)
891,820	International Paper Co.	11,103,159

	Railroads (0.9%)
337,750	CSX Corp.	12,577,810

	Restaurants (2.7%)
628,700	McDonald’s Corp.	36,936,125

NUMBER OF
SHARES			VALUE
	Specialty Telecommunications (0.0%)
6,191	Fairpoint Communications, Inc.		21,668

	Steel (1.4%)
301,000	Nucor Corp.		10,739,680
274,820	United States Steel Corp.		8,354,528

			19,094,208

	Tobacco (4.6%)
1,103,011	Altria Group, Inc.		17,736,417
1,103,011	Philip Morris International Inc.		46,502,944

			64,239,361

	Trucks/Construction/Farm Machinery (1.5%)
488,840	Caterpillar Inc.		20,037,552

	TOTAL COMMON STOCKS
	(Cost $1,284,946,791)		1,370,043,149

NUMBER OF
SHARES (000)

	SHORT-TERM INVESTMENT (b) (1.2%)
	Investment Company
16,844	Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class
	(Cost $16,843,690)		16,843,690

	TOTAL INVESTMENTS
	(Cost $1,301,790,481) (c)	100.1%	1,386,886,839
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,364,649)

	NET ASSETS	100.0%	$1,385,522,190

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Dividend Growth Securities
Notes to the Portfolio of Investments
FAS 157
11/30/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at November 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,386,886,839	$1,386,886,839	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Dividend Growth Securities Inc.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
January 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
January 20, 2009
/s/ Francis Smith

Francis Smith
Principal Financial Officer
January 20, 2009

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